Leases - Maturities of lease liabilities (Details) - GBP (£) £ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	£ 68,143
Lease liabilities included in the balance sheet	63,685	£ 53,365
Current	13,543	11,132
Non-current	50,142	42,233
Leasehold Buildings
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	67,968	57,943
Lease liabilities included in the balance sheet	63,510	53,365
Current	13,446	11,132
Non-current	50,064	42,233
Vehicles
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	175
Lease liabilities included in the balance sheet	175	0
Current	97
Non-current	78
Less than 1 year
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	13,543
Less than 1 year | Leasehold Buildings
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	13,446	11,132
Less than 1 year | Vehicles
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	97
1 to 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	35,947
1 to 5 years | Leasehold Buildings
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	35,869	30,643
1 to 5 years | Vehicles
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	78
More than 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	18,653
More than 5 years | Leasehold Buildings
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	18,653	£ 16,168
More than 5 years | Vehicles
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease liabilities	£ 0